Nature of Business and Basis of Presentation	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Nature of Business and Basis of Presentation [Line Items]
NATURE OF BUSINESS AND BASIS OF PRESENTATION

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

Vicarious Surgical, Inc. (“Vicarious” or the “Company”) was incorporated in the state of Delaware on May 1, 2014, and is headquartered in Waltham, Massachusetts. The Company is currently developing its virtual reality surgical system using proprietary human-like surgical robots and virtual reality to transport surgeons inside the patient to perform minimally invasive surgical procedures.

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative US GAAP.

On April 15, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with D8 Holdings Corp (“D8”) to affect a business combination between D8 and the Company with the Company surviving the merger as a wholly owned subsidiary of D8 (the “Business Combination”). On September 17, 2021, the Business Combination with D8 was consummated (the Closing”), and each share of Vicarious Surgical Inc. stock was exchanged for 3.29831 shares of D8 common stock. In connection with the Closing, the Company’s name was changed to Vicarious Surgical Operating Co. and D8’s name was changed to Vicarious Surgical Inc. The Company received total proceeds of $77,590 after redemptions. In connection with the Business Combination, D8 entered into subscription agreements with subscribers who agreed to purchase an aggregate of 14,200,000 shares of Class A common stock for a purchase price of $142,000 (the “PIPE”), all of which were issued in connection with the Closing on September 17, 2021. In total, this provided the Company cash of $190,288, net of transaction costs of $29,302

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP may have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim condensed financial statements should be read in conjunction with the audited financial statements and accompanying notes for the years ended December 31, 2020 and 2019. The condensed balance sheet as of December 31, 2020, included herein, was derived from the audited financial statements of the Company.

The unaudited condensed interim financial statements, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our financial position as of June 30, 2021, our results of operations, and shareholders’ deficit for the three and six-month periods ended June 30, 2021 and 2020, and our cash flows for the six month periods ended June 30, 2021 and 2020. The operating results for the three and six-month periods ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any interim period or for any other future year.

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

Vicarious Surgical Inc. (“Vicarious” or the “Company”) was incorporated in the state of Delaware on May 1, 2014, and is headquartered in Waltham, Massachusetts. The Company is currently developing its virtual reality surgical system using proprietary human-like surgical robots and virtual reality to transport surgeons inside the patient to perform minimally invasive surgical procedures.

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative US GAAP.

Going Concern

Since inception, the Company has incurred cumulative operating losses and negative cash flows from operations. These operating losses have resulted in an accumulated deficit of $31.6 million at December 31, 2020. The Company has been financed principally from the issuance of equity securities and debt. The Company’s ability to continue as a going concern is dependent upon the ability to raise additional debt or equity capital. There can be no assurance that such capital will be available in sufficient amounts or on terms acceptable to the Company. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Risks to which the Company is exposed include uncertainties related to the ability to achieve a revenue-generating product; current and potential competitors with greater financial, technological, production, and marketing resources; dependence on key management personnel; and raising additional capital, as needed. We cannot conclude that it is probable that we will do so, and accordingly, this raises substantial doubt about our ability to continue as a going concern. To address the Company’s capital needs, the Company must continue to actively pursue additional equity or debt financing. The Company has been in ongoing discussions with potential investors with respect to such financing. Adequate financing opportunities might not be available to the Company, when and if needed, on acceptable terms or at all. If the Company is unable to obtain additional financing in sufficient amounts or on acceptable terms under such circumstances, the Company’s operating results and prospects will be adversely affected.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.